SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES
Unrecognized tax benefits		$ 0	$ 0
HCM II ACQUISITION CORP
SIGNIFICANT ACCOUNTING POLICIES
Cash	$ 350,389	668,089
Cash equivalents	0	0
Marketable securities held in trust account	242,642,972	235,193,585
Cash, FDIC insured amount	250,000	250,000
Unrecognized tax benefits	0	0
Amount accrued for interest and penalties	0	$ 0
Forward purchase derivative liability	$ 0
HCM II ACQUISITION CORP | Public Warrants
SIGNIFICANT ACCOUNTING POLICIES
Warrants issued (in Shares)	11,500,000	11,500,000
HCM II ACQUISITION CORP | Private Warrants
SIGNIFICANT ACCOUNTING POLICIES
Warrants issued (in Shares)	6,850,000	6,850,000